Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Computer equipment	5 Years
Machinery and equipment	10 Years

Schedule of intangible assets amortized over their useful lives
	Useful Lives	9/30/20	12/31/19
Patents		$45,336	$45,336
Less accumulated amortization	15 years	(14,356)	(12,090)
		$30,980	$33,246

	Useful Lives	2019	2018
Patents		$45,336	$75,487
Write-off of abandoned patents		-	(30,151)
Less accumulated amortization	15 years	(12,090)	(9,067)
		$33,246	$36,269

Schedule of Net earnings (loss) per share calculations

	For the Years Ended
	December 31,
	2019	2018

Income (Loss) to common shareholders (Numerator)	$4,122,365	$(9,866,829)

Basic weighted average number of common shares outstanding (Denominator)	92,022,751	53,667,779

Diluted weighted average number of common shares outstanding (Denominator)	679,815,020	53,667,779

Schedule of assets and liabilities measured at fair value on recurring basis
	Total	(Level 1)	(Level 2)	(Level 3)

Derivative Liability	$25,261,322	$-	$-	$25,261,322
Total Liabilities measured at fair value	$25,261,322	$-	$-	$25,261,322

	Total	(Level 1)	(Level 2)	(Level 3)
Assets:	$-	$-	$-	$-

Liabilities:

Derivative Liability at fair value as of December 31, 2019	$8,919,202	$-	$-	$8,919,202

Derivative Liability at fair value as of December 31, 2018	$14,032,942	$-	$-	$14,032,942

Schedule of reconciliation of derivative liability
Balance as of December 31, 2019	$8,919,202
Fair value of derivative liabilities issued	478,000
Loss on change in derivative liability	15,864,120
Balance as of September 30, 2020	$25,261,322

Balance as of December 31, 2017	$5,239,073
Fair value of derivative liabilities issued	402,808
Loss on change in derivative liability	8,391,061
Balance as of December 31, 2018	$14,032,942
Fair value of derivative liabilities issued	663,608
Gain on change in derivative liability	(5,777,348)
Balance as of December 31, 2019	$8,919,202